Annual Total Returns- Federated Hermes Trust for U S Treasury Obligations (Institutional Shares) [BarChart] - Institutional Shares - Federated Hermes Trust for U S Treasury Obligations - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	0.21%	0.73%	1.70%	2.05%	0.34%